Cover	May 21, 2023
Entity Information [Line Items]
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Emerging Growth Company	false
Entity Registrant Name	CENTERPOINT ENERGY INC
Amendment Flag	false
Entity Central Index Key	0001130310
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
Local Phone Number	207-1111
City Area Code	(713)
Document Type	8-K
Document Period End Date	May 21, 2023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Common Stock | NYSE CHICAGO, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	CHX